Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Filer Category	Non-accelerated Filer